Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) - Aging of Past Due Loans - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
2015
Loans past due	$ 2,464	$ 2,920
Current loans	470,355	370,636
Loan and leases receviable, gross	472,819	373,556
Loans 90 days or more past due and still accruing	0	0
Financing Receivables, 30 to 59 Days Past Due [Member]
2015
Loans past due	865	1,099
Financing Receivables, 60 to 89 Days Past Due [Member]
2015
Loans past due	681	849
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
2015
Loans past due	918	972
1-4 Family Porfolio Segment[Member]
2015
Loans past due	1,419	1,927
Current loans	89,526	67,914
Loan and leases receviable, gross	90,945	69,841
Loans 90 days or more past due and still accruing	0	0
1-4 Family Porfolio Segment[Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
2015
Loans past due	490	413
1-4 Family Porfolio Segment[Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
2015
Loans past due	130	673
1-4 Family Porfolio Segment[Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
2015
Loans past due	799	841
Commercial Real Estate Portfolio Segment [Member]
2015
Loan and leases receviable, gross	247,353	191,668
Commercial Real Estate Portfolio Segment [Member] | Residential Developments [Member]
2015
Loans past due	0	0
Current loans	31,583	19,960
Loan and leases receviable, gross	31,583	19,960
Loans 90 days or more past due and still accruing	0	0
Commercial Real Estate Portfolio Segment [Member] | Residential Developments [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
2015
Loans past due	0	0
Commercial Real Estate Portfolio Segment [Member] | Residential Developments [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
2015
Loans past due	0	0
Commercial Real Estate Portfolio Segment [Member] | Residential Developments [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
2015
Loans past due	0	0
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
2015
Loans past due	289	0
Current loans	215,481	171,708
Loan and leases receviable, gross	215,770	171,708
Loans 90 days or more past due and still accruing	0	0
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
2015
Loans past due	0	0
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
2015
Loans past due	289	0
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
2015
Loans past due	0	0
Consumer Portfolio Segment [Member]
2015
Loans past due	711	857
Current loans	63,704	54,068
Loan and leases receviable, gross	64,415	54,925
Loans 90 days or more past due and still accruing	0	0
Consumer Portfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
2015
Loans past due	330	550
Consumer Portfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
2015
Loans past due	262	176
Consumer Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
2015
Loans past due	119	131
Commercial Portfolio Segment [Member]
2015
Loan and leases receviable, gross	70,106	57,122
Commercial Portfolio Segment [Member] | Construction Loans [Member]
2015
Loans past due	0
Current loans	9,226
Loan and leases receviable, gross	9,226
Loans 90 days or more past due and still accruing	0
Commercial Portfolio Segment [Member] | Construction Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
2015
Loans past due	0
Commercial Portfolio Segment [Member] | Construction Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
2015
Loans past due	0
Commercial Portfolio Segment [Member] | Construction Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
2015
Loans past due	0
Commercial Portfolio Segment [Member] | Commercial Business Other [Member]
2015
Loans past due	45	136
Current loans	60,835	49,865
Loan and leases receviable, gross	60,880	50,001
Loans 90 days or more past due and still accruing	0	0
Commercial Portfolio Segment [Member] | Commercial Business Other [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
2015
Loans past due	45	136
Commercial Portfolio Segment [Member] | Commercial Business Other [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
2015
Loans past due	0	0
Commercial Portfolio Segment [Member] | Commercial Business Other [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
2015
Loans past due	$ 0	0
Commercial Portfolio Segment [Member] | Construction Industry [Member]
2015
Loans past due		0
Current loans		7,121
Loan and leases receviable, gross		7,121
Loans 90 days or more past due and still accruing		0
Commercial Portfolio Segment [Member] | Construction Industry [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
2015
Loans past due		0
Commercial Portfolio Segment [Member] | Construction Industry [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
2015
Loans past due		0
Commercial Portfolio Segment [Member] | Construction Industry [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
2015
Loans past due		$ 0